312 Walnut Street, Suite 2500

Cincinnati, Ohio 45202-4028

513-632-1400

To whom it may concern:

In reference to accession number 0000743773-08-000028, please disregard. The filing was processed in error.

Sincerely,

John F. Labmeier

Vice President and Secretary

(513) 595-2470